UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment           [  ] Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Pat Kimelman
-----------------------------
Title:         Office Manager
-----------------------------
Phone:           212-686-0021
-----------------------------

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY                2/13/2013
      ------------------                 -------------               ----------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 97

Form 13F Information Table Value Total:           $431,364
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Column 1                   Column 2              Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------              --------  --------   --------     ----------   --------
                                                            Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class           CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole      Shared    None
--------------          --------------          ---------  -------  -------  ---   ---------    --------    ----      ------    ----
3M Co                           COM            88579y101     1852      19950    SH     Sole                                   19950
Abbott Laboratories             COM            002824100     1867      28500    SH     Sole                                   28500
Advanced Resources Group Inc    COM            00766u107        0      15000    SH     Sole                                   15000
American Express Co             COM            025816109      427       7425    SH     Sole                                    7425
Amgen Inc                       COM            031162100      272       3150    SH     Sole                                    3150
Anadarko Petroleum Corp         COM            032511107      896      12058    SH     Sole                                   12058
Apple Inc                       COM            037833100     1542       2897    SH     Sole                                    2897
AT&T Inc                        COM            00206r102     2681      79520    SH     Sole                                   79520
Avantair Inc                    COM            05350t101        7      50000    SH     Sole                                   50000
Bank of America Corporation     COM            060505104     1446     124550    SH     Sole                                  124550
Berkshire Hathaway Inc Cl B     COM            084670702      300       3344    SH     Sole                                    3344
BGC Partners Inc Cl A           COM            05541t101     3997    1155081    SH     Sole                                 1155081
Bristol Myers Squibb Co         COM            110122108     1933      59306    SH     Sole                                   59306
Camden Natl Corp                COM            133034108      841      24755    SH     Sole                                   24755
Canadian Pacific Railway Ltd    COM            13645t100     2053      20200    SH     Sole                                   20200
Cantel Medical Corp             COM            138098108    10330     347477    SH     Sole                                  347477
Caterpillar Inc                 COM            149123101      219       2447    SH     Sole                                    2447
CDN Imperial Bank Of Commerce   COM            136069101      258       3200    SH     Sole                                    3200
Cenovus Energy Inc              COM            15135u109      285       8500    SH     Sole                                    8500
Chevron Corp                    COM            166764100     9600      88771    SH     Sole                                   88771
Cisco Systems Inc               COM            17275r102     2538     129175    SH     Sole                                  129175
Colgate Palmolive Co            COM            194162103     1227      11738    SH     Sole                                   11738
ConocoPhillips                  COM            20825c104      612      10561    SH     Sole                                   10561
Copart Inc                      COM            217204106    24026     814454    SH     Sole                                  814454
Disney Walt Co Disney           COM            254687106     3860      77516    SH     Sole                                   77516
Dominion Resources Inc VA       COM            25746u109      275       5300    SH     Sole                                    5300
Dover Corp                      COM            260003108    10107     153805    SH     Sole                                  153805
Dow Chemical Co                 COM            260543103     2533      78343    SH     Sole                                   78343
Du Pont E I de Nemours & Co     COM            263534109     4382      97434    SH     Sole                                   97434
Duke Energy Corp                COM            26441c204      353       5526    SH     Sole                                    5526
Emerson Electric Co             COM            291011104     7030     132735    SH     Sole                                  132735
Essex Rent Corp                 COM            297187106     3526    1031023    SH     Sole                                 1031023
Express Scripts Holding Co      COM            30219g108      610      11290    SH     Sole                                   11290
Exxon Mobil Corp                COM            30231g102    35089     405419    SH     Sole                                  405419
Facebook Inc Cl A               COM            30303m102     2292      86100    SH     Sole                                   86100
Freeport-McMoran Copper & Gold  COM            35671d857      308       9000    SH     Sole                                    9000
General Electric Co             COM            369604103    18851     898115    SH     Sole                                  898115
Genomic Health Inc              COM            37244c101      719      26400    SH     Sole                                   26400
Google Inc Cl A                 COM            38259p508     9929      14037    SH     Sole                                   14037
Heinz H J Co                    COM            423074103     2725      47248    SH     Sole                                   47248
Home Depot Inc                  COM            437076102     9519     153900    SH     Sole                                  153900
Honeywell Intl Inc              COM            438516106     2292      36110    SH     Sole                                   36110
International Business Machine  COM            459200101      316       1649    SH     Sole                                    1649
International Paper Co          COM            460146103     1183      29700    SH     Sole                                   29700
iRobot Corp                     COM            462726100     1308      69803    SH     Sole                                   69803
Johnson & Johnson               COM            478160104     1500      21393    SH     Sole                                   21393
JPMorgan Chase & Co             COM            46625h100    14887     338570    SH     Sole                                  338570
Keryx Biopharmaceuticals Inc    COM            492515101       26      10000    SH     Sole                                   10000
Kimberly Clark Corp             COM            494368103     1494      17690    SH     Sole                                   17690
Kinder Morgan Inc               COM            49456b101     1151      32590    SH     Sole                                   32590
M & T Bank Corp                 COM            55261f104     2848      28924    SH     Sole                                   28924
McDonalds Corp                  COM            580135101     8058      91350    SH     Sole                                   91350
Mead Johnson Nutrition Co Cl A  COM            582839106      948      14383    SH     Sole                                   14383
Merck & Co Inc                  COM            58933y105     7757     189461    SH     Sole                                  189461
Minerals Technologies Inc       COM            603158106     1473      36900    SH     Sole                                   36900
Molex Inc                       COM            608554101     3714     135900    SH     Sole                                  135900
Monster Worldwide Inc           COM            611742107      117      20800    SH     Sole                                   20800
Nextera Energy Inc              COM            65339f101     1550      22400    SH     Sole                                   22400
Norfolk Southern Corp           COM            655844108     3596      58148    SH     Sole                                   58148
Nucor Corp                      COM            670346105    25224     584425    SH     Sole                                  584425
Occidental Petroleum Corp       COM            674599105     7203      94025    SH     Sole                                   94025
Oracle Corp                     COM            68389x105     5929     177935    SH     Sole                                  177935
PepsiCo Inc                     COM            713448108     2519      36810    SH     Sole                                   36810
Pfizer Inc                      COM            717081103      541      21576    SH     Sole                                   21576
Phillips 66                     COM            718546104      261       4920    SH     Sole                                    4920
Praxair Inc                     COM            74005p104      341       3120    SH     Sole                                    3120
Presstek Inc                    COM            741113104       98     214800    SH     Sole                                  214800
Procter & Gamble Co             COM            742718109     9578     141076    SH     Sole                                  141076
QEP Resources Inc               COM            74733v100     4657     153850    SH     Sole                                  153850
Qualcomm Inc                    COM            747525103    10705     173060    SH     Sole                                  173060
Questar Corp                    COM            748356102     6160     311750    SH     Sole                                  311750
Rand Logistics Inc              COM            752182105     7172    1103416    SH     Sole                                 1103416
Schlumberger Ltd                COM            806857108     8302     119800    SH     Sole                                  119800
Scotts Miracle-Gro Co Cl A      COM            810186106      705      16000    SH     Sole                                   16000
Sirius XM Radio Inc             COM            82967n108       44      15120    SH     Sole                                   15120
Southern Co                     COM            842587107      210       4910    SH     Sole                                    4910
Southwestern Energy Co          COM            845467109    10436     312356    SH     Sole                                  312356
St Joe Co                       COM            790148100     1965      85122    SH     Sole                                   85122
Teleflex Inc                    COM            879369106    15108     211860    SH     Sole                                  211860
Tesco Corp                      COM            88157k101     3920     344150    SH     Sole                                  344150
The ADT Corporation             COM            00101j106     5433     116864    SH     Sole                                  116864
Time Warner Cable Inc           COM            88732j207     1266   13027.42    SH     Sole                                13027.42
Time Warner Inc                 COM            887317303     1968   41151.67    SH     Sole                                41151.67
Timken Co                       COM            887389104     4264      89150    SH     Sole                                   89150
Union Pacific Corp              COM            907818108     9637      76656    SH     Sole                                   76656
United Parcel Service Inc Cl B  COM            911312106      582       7890    SH     Sole                                    7890
Verizon Communications Inc      COM            92343v104      335       7734    SH     Sole                                    7734
Wal Mart Stores Inc             COM            931142103      457       6700    SH     Sole                                  6700
Waste Management Inc            COM            94106l109    11779     349125    SH     Sole                                  349125
Ericsson ADR B                  ADR            294821608      115      11400    SH     Sole                                   11400
Novartis AG Sp ADR              ADR            66987v109      918      14500    SH     Sole                                   14500
Royal Dutch Shell PLC Sp ADR A  ADR            780259206    13556     196609    SH     Sole                                  196609
AllianceBernstein Holding LP    UNIT LTD PA    01881g106      209      12000    SH     Sole                                   12000
Kinder Morgan Energy Partners   UNIT LTD PART  494550106      519       6500    SH     Sole                                    6500
BioMed Realty Trust Inc         COM            09063h107     1115      57700    SH     Sole                                   57700
Digital Realty Trust Inc        COM            253868103    10512     154845    SH     Sole                                  154845
iStar Financial Inc             COM            45031u101      828     101630    SH     Sole                                  101630
Kimco Realty Corp               COM            49446r109    10521     544590    SH     Sole                                  544590
Weingarten Realty Investors     SH BEN INT     948741103      737      27524    SH     Sole                                   27524


TOTAL                                                      431364
